GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Balance	$ 960
Impairment	0	$ 16,282	$ 19,245
Balance	0	960
Cost [member]
Statement1 [Line Items]
Balance	3,928	3,928	3,912
Acquired on acquisition of subsidiary	0	25
Effect of foreign currency exchange differences	(19)		(9)
Derecognition of goodwill	604	0
Balance	3,305	3,928	3,928
Accumulated impairment [member]
Statement1 [Line Items]
Balance	(2,968)	(2,968)	(2,968)
Impairment	965		0
Effect of foreign currency exchange differences	(24)		0
Derecognition of goodwill	(604)	0
Balance	$ (3,305)	$ (2,968)	$ (2,968)